STATEMENT OF OPERATIONS - USD ($)	3 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
General and administrative expenses	$ 4,999,809		$ 1,495,574
Clinic operating costs:
Franchise tax expense	49,315		112,022
Loss from operations	(5,049,124)		(1,607,596)
Other income:
Interest income	16,333		18,957
Decrease in fair value of warrant liabilities	12,835,995		(7,031,641)
Total other income	12,852,328
Loss on excess of fair value over cash received for Private Placement Warrants			(4,216,725)
Offering costs related to warrant liabilities			(775,034)
Loss available to common shareholders	7,803,204		(13,612,039)
Net income (loss)	$ 7,803,204		$ (13,612,039)
Common Class A
Other income:
Basic and diluted (loss) earnings per share	$ 0.00		$ 0.00
Weighted average shares outstanding	34,500,000		34,500,000
Common Class F
Other income:
Basic and diluted (loss) earnings per share	$ 0.90		$ (1.58)
Weighted average shares outstanding	8,625,000		8,625,000
Wilco Holdco Inc
Net operating revenue	$ 149,062,000	$ 182,738,000		$ 592,253,000	$ 785,458,000	$ 738,654,000
Clinic operating costs:
Salaries and related costs	80,654,000	95,349,000		306,471,000	414,492,000	398,899,000
Rent, clinic supplies, contract labor and other	43,296,000	45,429,000		166,144,000	170,516,000	163,407,000
Provision for doubtful accounts	7,171,000	6,020,000		16,231,000	22,191,000	37,368,000
Total clinic operating costs	131,121,000	146,798,000		488,846,000	607,199,000	599,674,000
Selling, general and administrative expenses	24,726,000	23,471,000		104,320,000	119,221,000	106,911,000
Loss from operations	(6,785,000)	12,469,000		(913,000)	59,038,000	32,069,000
Other (income) expense, net	153,000	132,000		(91,002,000)	825,000	694,000
Other income:
Interest expense, net	16,087,000	17,858,000		69,291,000	76,972,000	73,493,000
Interest expense on redeemable preferred stock	5,308,000	4,377,000		19,031,000	15,511,000	12,775,000
Income (loss) before taxes	(28,333,000)	(9,898,000)		1,767,000	(34,270,000)	(54,893,000)
Income tax expense (benefit)	(10,515,000)	(1,792,000)		2,065,000	(44,019,000)	(9,966,000)
Net (loss) income	(17,818,000)	(8,106,000)		(298,000)	9,749,000	(44,927,000)
Net income attributable to non-controlling interest	1,309,000	1,330,000		5,073,000	4,400,000	3,887,000
Loss available to common shareholders	$ (19,127,000)	$ (9,436,000)		$ (5,371,000)	$ 5,349,000	$ (48,814,000)
Basic and diluted (loss) earnings per share	$ (20.37)	$ (10.05)		$ (5.72)	$ 5.13	$ (51.99)
Weighted average shares outstanding	939	939		939	939	939
Net income (loss)	$ (19,127,000)	$ (9,436,000)		$ (5,371,000)	$ 5,349,000	$ (48,814,000)
Other comprehensive income (loss):
Unrealized gain (loss) on interest rate swap	561,000	265,000		(582,000)	(16,000)	(1,309,000)
Comprehensive (loss) income	(18,566,000)	(9,171,000)		(5,953,000)	5,333,000	(50,123,000)
Wilco Holdco Inc | Net patient revenue
Net operating revenue	132,271,000	164,939,000		529,585,000	717,596,000	680,238,000
Wilco Holdco Inc | Other revenue
Net operating revenue	$ 16,791,000	$ 17,799,000		$ 62,668,000	$ 67,862,000	$ 58,416,000